Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (109,619)	$ (75,736)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(57,121)	(26,583)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(15,572)	(11,250)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(36,927)	(37,902)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(71,613)	(72,139)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(26,202)	2,537
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(10,457)	(6,134)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (1,348)	$ 0